Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Allowance for doubtful accounts
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 25,440	¥ 48,663	¥ 53,150
Beginning adjustment		(25,114)
Additions	9,006	7,112	45,515
Deductions	(6,908)	(5,532)	(51,302)
Other	(1,665)	311	1,300
Balance at end of period	25,873	25,440	48,663
Valuation allowance - Deferred tax assets
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	723,114	899,835	1,051,964
Additions	53,245	116,938	70,797
Deductions	(161,547)	(309,226)	(123,597)
Other	(6,569)	15,567	(99,329)
Balance at end of period	¥ 608,243	¥ 723,114	¥ 899,835